Acquisitions - Asset Acquisition (Details) - STORE Master Funding XVIII, LLC [Member] $ in Thousands	Apr. 04, 2022 USD ($)
Asset Acquisition [Line Items]
Land	$ 13,800
Construction-in-progress	12,013
Total:	$ 25,813